Equity - Issued Capital - Schedule of Equity Issued Capital (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Equity Issued Capital [Abstract]
Ordinary shares - fully paid shares	12,867,653	12,213,935
Ordinary shares - fully paid amount	$ 64,450,857	$ 60,145,100